Stock-Based Compensation - Summary of ESPP Share Activity (Detail) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future purchases, beginning	2,435,451
Purchases		(154,756)	(129,972)	(126,012)
Available for future purchases, ending	2,333,620	2,435,451
2019 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares reserved	86,490	86,093
Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available for future purchases, beginning	369,771	438,434
Purchases	(31,824)	(154,756)
Available for future purchases, ending	424,437	369,771	438,434
Employee Stock Purchase Plan [Member] | 2019 Employee Stock Purchase Plan [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Additional shares reserved	86,490	86,093